Leases (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 29, 2022	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Lease expense (in Dollars)		$ 40
Operating lease right-of-use assets		3 years
Percentage of borrowing		3.50%
Lease term		1 year 9 months	2 years 3 months
Bears interest rate	3.50%
Maturity date	Mar. 31, 2025
Lessee paid (in Dollars)		$ 110